Derivative Liabilities: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
Assumptions
Dividend yield	0.00%
Risk-free rate for term	0.29% - 0.49%
Volatility	102%-105%
Remaining terms (years)	0.46 - 1.0
Stock price ($ per share)	1.49 and 3.00

December 31
Assumptions	2015
Dividend yield	0.00%
Risk-free rate for term	0.33%-0.72%
Volatility	98%-100%
Remaining terms (years)	1.72-2
Stock price ($ per share)	2